27. EMPLOYEE BENEFITS (Details 5)	Dec. 31, 2020
TCSPREV plan [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%
TCSPREV plan [member] | Fixed income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	87.40%
TCSPREV plan [member] | Variable income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	1.65%
TCSPREV plan [member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	8.94%
TCSPREV plan [member] | Investments abroad [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.38%
TCSPREV plan [member] | Properties [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	1.18%
TCSPREV plan [member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.45%
PBS telemar plan [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%
PBS telemar plan [member] | Fixed income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	93.11%
PBS telemar plan [member] | Variable income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	0.01%
PBS telemar plan [member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	5.30%
PBS telemar plan [member] | Investments abroad [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.00%
PBS telemar plan [member] | Properties [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	1.21%
PBS telemar plan [member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.37%
Telemar Prev Plan [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%
Telemar Prev Plan [Member] | Fixed income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	92.96%
Telemar Prev Plan [Member] | Variable income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	1.19%
Telemar Prev Plan [Member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	4.06%
Telemar Prev Plan [Member] | Investments abroad [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.20%
Telemar Prev Plan [Member] | Properties [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.91%
Telemar Prev Plan [Member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.68%
PBS a plan [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%
PBS a plan [member] | Fixed income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	95.60%
PBS a plan [member] | Variable income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	0.10%
PBS a plan [member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.00%
PBS a plan [member] | Investments abroad [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.00%
PBS a plan [member] | Properties [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	3.60%
PBS a plan [member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.70%
PBSTNC Plan [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%
PBSTNC Plan [Member] | Fixed income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	91.59%
PBSTNC Plan [Member] | Variable income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	0.02%
PBSTNC Plan [Member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	7.90%
PBSTNC Plan [Member] | Investments abroad [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.00%
PBSTNC Plan [Member] | Properties [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.34%
PBSTNC Plan [Member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.15%
CELPREV plan [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%
CELPREV plan [member] | Fixed income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	84.06%
CELPREV plan [member] | Variable income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	3.93%
CELPREV plan [member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	9.99%
CELPREV plan [member] | Investments abroad [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.90%
CELPREV plan [member] | Properties [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.15%
CELPREV plan [member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.97%
PAMA plan [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%
PAMA plan [member] | Fixed income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	100.00%
PAMA plan [member] | Variable income investment [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	0.00%
PAMA plan [member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.00%
PAMA plan [member] | Investments abroad [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.00%
PAMA plan [member] | Properties [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.00%
PAMA plan [member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.00%